Note 12 - Income Taxes (Details Textual) - USD ($)	12 Months Ended
	Oct. 31, 2017	Oct. 31, 2016	Oct. 31, 2015	Oct. 31, 2009
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	34.00%	34.00%	34.00%
Deferred Tax Assets, Gross	$ 3,756,770	$ 3,365,842
Deferred Tax Assets, Operating Loss Carryforwards	2,099,195	1,958,734
Deferred Tax Assets, Operating Loss Carryforwards, Domestic	4,203,483
Deferred Tax Assets, Operating Loss Carryforwards, State and Local	1,462,204
Deferred Tax Assets, Valuation Allowance	3,622,575	3,060,246
Unrecognized Tax Benefits, Interest on Income Taxes Accrued	4,633	6,284
Unrecognized Tax Benefits, Income Tax Penalties Accrued	3,194	250
Income Tax Examination, Penalties and Interest Accrued	36,761	44,587
Unrecognized Tax Benefits that Would Impact Effective Tax Rate	36,336	$ 43,191
AOS Acquisition [Member]
Deferred Tax Assets, Gross				$ 1,517,605
Deferred Tax Assets, Operating Loss Carryforwards	$ 1,680,000			$ 4,455,525